Reportable Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Reportable Segments
5.	Reportable Segments

We report our business activities in five business segments: (1) Rental Tools, (2) U.S. Barge Drilling, (3) U.S. Drilling, (4) International Drilling, and (5) Technical Services. We eliminate inter-segment revenues and expenses.

The following table represents the results of operations by reportable segment:

	Three Months Ended March 31,
Operations by Reportable Industry Segment	2014	2013
	(Dollars in Thousands)
Revenues:
Rental Tools(1)	$80,506	$57,082
U.S. Barge Drilling(1)	30,490	29,865
U.S. Drilling(1)	19,417	11,635
International Drilling(1)	85,469	64,650
Technical Services(1)	13,343	3,903

Total revenues	229,225	167,135

Operating gross margin:
Rental Tools(2)	13,345	21,507
U.S. Barge Drilling(2)	7,824	8,758
U.S. Drilling(2)	1,641	(4,052)
International Drilling(2)	5,477	(5,645)
Technical Services(2)	576	309

Total operating gross margin	28,863	20,877
General and administrative expense	(8,964)	(12,845)
Gain (loss) on disposition of assets, net	(129)	1,148

Total operating income	19,770	9,180
Interest expense	(12,039)	(10,006)
Interest income	32	59
Loss on extinguishment of debt	(29,673)	—
Other	895	(165)

Loss from continuing operations before income taxes	$(21,015)	$(932)

(1)	For the three months ended March 31, 2014, our largest customer, ENL, constituted 17.1% of our total consolidated revenues and approximately 37.6% and 52.4% of our International Drilling and Technical Services segment revenues, respectively. For the three months ended March 31, 2013, our largest customer, ENL, constituted approximately 15.1% of our total consolidated revenues and approximately 38.5% of our International Drilling segment revenues.
(2)	Operating gross margin is calculated as revenues less direct operating expenses, including depreciation and amortization expense.

Note 14 — Reportable Segments

Our business is comprised of five segments: (1) Rental Tools, (2) U.S. Barge Drilling, (3) U.S. Drilling, (4) International Drilling, and (5) Technical Services. Historically, we reported a sixth segment, Construction Contract, for which there was no activity during the nine months ended September 30, 2013 or the year ended December 31, 2012. As a result of activity in the fourth quarter of 2013, this segment has been included in this report. We eliminate inter-segment revenue and expenses. The following table represents the results of operations by reportable segment:

	Year Ended December 31,
Operations by Reportable Industry Segment:	2013	2012	2011
	(Dollars in Thousands)
Revenues:
Rental Tools(1)	$310,041	$246,900	$237,068
U.S. Barge Drilling(1)	136,855	123,672	93,763
U.S. Drilling(1)	66,928	1,387	—
International Drilling(1)	333,962	291,772	318,481
Technical Services(1)	26,386	14,030	27,284
Construction Contract(1)	—	—	9,638

Total revenues	874,172	677,761	686,234

Operating income:
Rental Tools(2)	91,164	113,899	120,822
U.S. Barge Drilling(2)	51,257	39,608	11,115
U.S. Drilling(2)	(4,484)	(15,168)	(3,915)
International Drilling(2)	23,732	13,138	22,948
Technical Services(2)	2,050	79	5,680
Construction Contract(2)	4,728	—	771

Total operating gross margin	168,447	151,556	157,421
General and administrative expense	(68,025)	(46,257)	(31,567)
Impairments and other charges	—	—	(170,000)
Provision for reduction in carrying value of certain assets	(2,544)	—	(1,350)
Gain on disposition of assets, net	3,994	1,974	3,659

Total operating income (loss)	101,872	107,273	(41,837)
Interest expense	(47,820)	(33,542)	(22,594)
Interest income	2,450	153	256
Loss on extinguishment of debt	(5,218)	(2,130)	—
Changes in fair value of derivative positions	53	55	(110)
Other	1,450	(832)	(1,127)

Income (loss) from continuing operations before income taxes	$52,787	$70,977	$(65,412)

	2013	2012
Identifiable assets:
Rental Tools	$350,429	$194,600
U.S. Barge Drilling	89,884	99,409
U.S. Drilling	354,208	369,683
International Drilling	460,461	414,546

Total identifiable assets	1,254,982	1,078,238
Corporate and other assets(3)	279,774	177,495

Total assets	$1,534,756	$1,255,733

1)	In 2013, our largest customer, Exxon Neftegas Limited (ENL), constituted approximately 15.6 percent, respectively, of our total consolidated revenues and approximately 38.3 percent of our International Drilling segment and 33.9 percent of our Technical Services segment. In 2012, our two largest customers, ENL and Schlumberger, constituted approximately 12 percent and 10 percent, respectively, of our total consolidated revenues and approximately 27 percent and 24 percent of our International Drilling segment, respectively. In 2011, our largest customer, ENL constituted approximately 16 percent of our total revenues and approximately 34 percent of our International Drilling segment.
2)	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
3)	This category includes corporate assets as well as minimal assets for our Technical Services segment primarily related to office furniture and fixtures.

	Year Ended December 31,
Operations by Reportable Industry Segment:	2013	2012	2011
	(Dollars in Thousands)
Capital expenditures:
Rental Tools	$76,928	$61,958	$61,702
U.S. Barge Drilling	23,694	8,808	7,339
U.S. Drilling	1,809	86,786	99,915
International Drilling	39,115	15,240	15,011
Corporate	14,099	18,751	6,432

Total capital expenditures	$155,645	$191,543	$190,399

Depreciation and amortization:
Rental Tools	54,625	42,944	40,497
U.S. Barge Drilling	13,796	13,906	17,006
U.S. Drilling	16,120	7,011	2,223
International Drilling	46,022	45,967	48,965
Corporate and other(1)	3,490	3,189	3,445

Total depreciation and amortization	$134,053	$113,017	$112,136

1)	This category includes depreciation of corporate assets as well as minimal depreciation for our Technical Services segment primarily related to office furniture and fixtures.

	Year Ended December 31,
Operations by Geographic Area:	2013	2012	2011
	(Dollars in Thousands)
Revenues:
Africa and Middle East	$58,416	$26,528	$6,774
Asia Pacific	170,165	117,392	147,643
CIS	55,165	44,312	67,255
Europe	16,788	—	—
Latin America	120,261	103,540	96,810
United States	453,377	385,989	367,752

Total revenues	874,172	677,761	686,234

Operating gross margin:
Africa and Middle East(1)	(383)	(2,027)	(8,724)
Asia Pacific(1)	21,995	16,550	23,528
CIS(1)	11,888	(9,580)	8,709
Europe(1)	274	—	—
Latin America(1)	1,140	9,581	1,126
United States(1)	133,533	137,032	132,782

Total operating gross margin	168,447	151,556	157,421

General and administrative expense	(68,025)	(46,257)	(31,567)
Impairments and other charges	—	—	(170,000)
Provision for reduction in carrying value of certain assets	(2,544)	—	(1,350)
Gain on disposition of assets, net	3,994	1,974	3,659

Total operating income (loss)	101,872	107,273	(41,837)
Interest expense	(47,820)	(33,542)	(22,594)
Interest income	2,450	153	256
Loss on extinguishment of debt	(5,218)	(2,130)	—
Changes in fair value of derivative positions	53	55	(110)
Other	1,450	(832)	(1,127)

Income (loss) from continuing operations before income taxes	$52,787	$70,977	$(65,412)

Long-lived assets:(2)
Africa and Middle East	$110,336	$25,032
Asia Pacific	44,606	18,688
CIS	55,722	110,848
Europe	82,473	—
Latin America	15,198	63,899
United States	563,021	574,730

Total long-lived assets	$871,356	$793,197

1)	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
2)	Long-lived assets primarily consist of property, plant and equipment, net and exclude assets held for sale, if any.